Investment Property - Summary of Fair Value Measurement of Investment Property (Detail) - Market comparison and cost method [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Valuation techniques	Market comparison and cost method	Market comparison and cost method
Unobservable input	Comparable price: - RMB 182 to RMB 441 (US$ 26 to US$ 63) per square foot	Comparable price: - RMB 165 to RMB 401 per square foot
Inter-relationship between key unobservable inputs and fair value measurement	The estimated fair value increases with higher comparable price	The estimated fair value increases with higher comparable price